Deferred Expenses	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Deferred Expenses

9.	DEFERRED EXPENSES

	As at	As at
	31/03/16	31/3/15
Deferred expenses comprise:	$	$

Consultancy Fees	87,407	21,595
Legal Fees - Deductible	64,272	8,120
Total deferred expenses	151,679	29,715

Deferred expenses consists of expenses incurred in relation to the contracts signed with Geddes, Aberystwyth and Pannetts (refer to Note 8: Deferred revenue for further information). In order to ensure matching of revenue and expenses these expenses have been deferred.